Schedule of segment reporting information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 2,959,138	$ 4,042,774	$ 6,089,596	$ 7,152,092
Revenue	(2,187,984)	(2,989,224)	(3,216,975)	(2,946,087)
Gross profits	771,154	1,053,550	2,872,621	4,206,005
Loss from operation	(6,358,468)	(8,686,940)	(1,350,449)	1,808,184
Other income	152,719	208,645	42,756	179,703
Revenue	(6,329,672)	(8,647,599)	(1,307,693)	1,987,887
Total reportable assets	11,724,941		4,224,139		$ 16,018,614
Loss before tax expense	(6,205,749)	(8,478,295)	(1,307,693)	1,987,887
Income tax expense	123,923	169,304
Income tax expense	(123,923)	(169,304)
Packaged Software Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	2,391,957	3,267,891	4,263,078
Revenue	(1,943,840)	(2,655,675)	(2,754,393)
Gross profits	448,117	612,216	1,508,685
Loss from operation	(1,047,876)	(1,431,609)	(112,819)
Other income	57,981	79,214	18,979
Revenue	(1,107,740)	(1,513,395)	(93,840)
Total reportable assets	696,362		2,488,088		951,369
Loss before tax expense	(989,895)	(1,352,395)
Income tax expense	(117,845)	(161,000)
Income tax expense	117,845	161,000
No-Code Platform and Mobile Application [Member]
Segment Reporting Information [Line Items]
Revenue	567,181	774,883	1,826,518
Revenue	(244,144)	(333,549)	(462,582)
Gross profits	323,037	441,334	1,363,936
Loss from operation	(803,330)	(1,097,510)	(137,956)
Other income	25,575	34,940	23,777
Revenue	(783,833)	(1,070,874)	(114,179)
Total reportable assets	2,203,724		1,736,051		3,010,728
Loss before tax expense	(777,755)	(1,062,570)
Income tax expense	(6,078)	(8,304)
Income tax expense	6,078	8,304
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Revenue
Gross profits
Loss from operation	(4,507,262)	(6,157,821)	(1,099,674)
Other income	69,163	94,491
Revenue	(4,438,099)	(6,063,330)	(1,099,674)
Total reportable assets	8,824,855				$ 12,056,517
Loss before tax expense	(4,438,099)	(6,063,330)
Income tax expense
Income tax expense